Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at September 30, 2020 and December 31, 2019, consisted of:

	September 30, 2020	December 31, 2019
Computers	$11,788	$11,788
Office Furniture	14,390
Building & Improvement	29,673	25,000
Leashold Improvement	66,932
Forklift 1	3,000	3,000
Forklift 2	2,871	2,871
Truck 2018 Hino 155 5347	30,181	30,181
Truck 2018 Hino 155 5647	30,181	30,181
Truck 2018 Hino 155 5680	30,181	30,181
Truck 2019 Hino 155 3710	24,865	24,865
Truck 2019 Hino 155 7445	34,213	34,213
Machinery & Equipment	994,540	913,696
Office Equipment	62,400	62,400
Vehicles	409,108	409,108
Accumulated Depreciation	(449,910)	(99,815)

	$1,294,412	$1,477,668

Depreciation and Amortization expenses for the nine (9) months ended September 30, 2020 was $505,969 compared to $18,231 for the same period of September 30, 2019.

5.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2019 and December 31, 2018, consisted of:

	December 31, 2019	December 31, 2018
Computers	$11,788	$11,788
Building & Improvement	25,000	25,000
Forklift 1	3,000	3,000
Forklift 2	2,871	2,871
Truck 2004 Hino 1	-	10,000
Truck 2004 Hino 2	-	10,000
Truck 2018 Hino 155 5347	30,181	30,181
Truck 2018 Hino 155 5647	30,181	30,181
Truck 2018 Hino 155 5680	30,181	30,181
Truck 2019 Hino 155 3710	24,865
Truck 2019 Hino 155 7445	34,213
Machinery & Equipment	913,696
Office Equipment	62,400
Vehicles	409,108
Accumulated Depreciation	(99,815)	(40,408)

	$1,477,668	$112,793

Depreciation and Amortization expense for the year ended December 31, 2019 was $229,036 compared to $17,626 for the same period of December 31, 2018.